Income (Loss) Per Share	12 Months Ended
Dec. 31, 2010
Income (Loss) Per Share [Abstract]
INCOME (LOSS) PER SHARE

12.	INCOME (LOSS) PER SHARE

We calculate earnings per share (or “EPS”) in accordance with the generally accepted accounting principles relating to earnings per share. Basic EPS is calculated by dividing reported net income (loss) by the weighted-average number of common shares outstanding for the reported period following the two-class method. Diluted EPS reflects the potential dilution that could occur if our stock options, stock settled stock appreciation rights, unvested restricted stock and stock warrants were exercised and converted into our common shares during the reporting periods.

	Year Ended December 31,
	2010	2009	2008

Numerator for Basic and Diluted Income Per Share:
Net (loss) income	(32,124)	19,947	10,841
Denominator for basic (loss) income per share weighted average shares	56,434,000	54,841,000	49,843,000
Effect of dilutive securities:
Stock options	—	2,416,000	2,444,000
Stock settled stock appreciation rights	—	193,000	—
Restricted stock and stock warrants	—	415,000	27,000

Denominator for diluted (loss) income per share — adjusted weighted average shares and assumed conversions	56,434,000	57,865,000	52,314,000
Basic (loss) income per share:
Basic net (loss) income from continuing operations	$(0.57)	$0.36	$0.22

Diluted net (loss) income per share:
Diluted net (loss) income from continuing operations	$(0.57)	$0.34	$0.21

During the fiscal year ended December 31, 2010, basic and diluted EPS are the same as potentially dilutive securities have been excluded from the calculation of diluted EPS given our net loss for the year. In addition, the effect of certain dilutive securities has been excluded for the fiscal years ended December 31, 2010, 2009 and 2008 because the impact is anti-dilutive as a result of the strike price of certain securities being greater than the average market price (or out of the money) during the periods presented. The following table provides a summary of those potentially dilutive securities that have been excluded from the above calculation of diluted EPS:

	Year Ended December 31,
	2010	2009	2008

Stock options	2,023,000	110,000	355,000
Stock settled stock appreciation rights	290,000	24,000	—
Restricted stock and stock warrants	222,000	1,000	—

Total	2,535,000	135,000	355,000